NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 1 - NATURE OF BUSINESS

Cure Pharmaceutical Holding Corp (the “Company”), formerly known as Makkanotti Group Corp, was incorporated in the State of Nevada on May 15, 2014. The Company was formed to engage in the business of manufacturing food paper bags in Nicosia, Cyprus. On November 7, 2016, the Company changed its name to Cure Pharmaceutical Holding Corp.

On November 7, 2016, the Company, in a reverse take-over transaction, acquired Cure Pharmaceutical Corporation (“Cure Pharmaceutical”), a specialty pharmaceutical and bioscience company based in California that specializes in drug delivery technologies, by executing a Share Exchange Agreement and Conversion Agreement (“Exchange Agreement”) by and among the Company and a holder of a majority of the issued and outstanding capital stock of the registrant prior to the closing (the “Majority Stockholder”), on the one hand, and Cure Pharmaceutical, a California corporation, all of the shareholders of Cure Pharmaceutical’s issued and outstanding share capital (the “Cure Pharm Shareholders”) and the holders of certain convertible promissory notes of Cure Pharmaceutical (“Cure Pharm Noteholders”), on the other hand. Hereinafter, this share exchange transaction is described as the “Share Exchange.” As a result of the Share Exchange, Cure Pharmaceutical became a wholly owned subsidiary of the Company, and the Cure Pharm Shareholders and Cure Pharm Noteholders became the controlling shareholders of the Company.

For accounting purposes, Cure Pharmaceutical shall be the surviving entity. The transaction is accounted for using the reverse acquisition method of accounting. As a result of the recapitalization and change in control, Cure Pharmaceutical is the acquiring entity in accordance with ASC 805, Business Combinations.

Cure Pharmaceutical Corporation is a specialty pharmaceutical and bioscience company with a focus in drug delivery technologies. Cure leverages novel drug delivery technologies to develop and commercialize new applications of proven therapeutics through Oral Thin Film (“OTF”) via our proprietary patented CureFilm™ Technology as well as through transdermal applications. Our micro encapsulation of drug actives in our CureFilm™ Technology allows for a higher volume of an active and if required, multiple actives to be produced on a single oral thin film strip.

The Company is focused on partnering with pharmaceutical and biotech companies seeking to deliver drug actives utilizing and benefitting from our proprietary OTF and transdermal applications and when preferable to take our own products from clinical process to commercialization. We are focused on both the human and veterinary prescription, OTC and nutraceutical markets. Cure represents the complete solution for OTF drug delivery therapeutics from inception to finished product utilizing our CGMP/FDA registered manufacturing facility and processes.

In July 2017, the Company, Therapix Biosciences Ltd. (“Therapix”), a specialty clinical-stage pharmaceutical company dedicated to the development of cannabinoid-based drugs headquartered in Israel, and Assuta Medical Centers, Ltd., a medical services center located in Israel, entered into a nonbinding memorandum of understanding to collaborate to advance, research, develop and commercialize potential therapeutic products in the fields of personalized medicine and cannabinoids. On October 27, 2017, the Company entered into a development agreement with Therapix where the Company will formulate and develop pharmaceutical products using Therapix’s proprietary compounds while utilizing the Company’s proprietary OTF technology.

Consistent with our mission of improving the lives of all people in need, regardless of geography or economic status, we have made our technology available to a private company, Oak Therapeutics (“Oak”), that is developing novel drug formulations for patients in developing nations (“Territory”). On November 10, 2017, we received 269,000 shares of Oak as consideration for an exclusive license to our patents rights in the Territory, along with a royalty-free non-exclusive license to any improvements made by Oak. As a result of this transaction, we own approximately 63% of Oak’s outstanding shares and have consolidated Oak’s financial statements as of the fourth quarter 2017. Oak has completed a Phase I Small Business Innovative Research Contract (“SBIR”) from the National Institutes of Health to develop a formulation for 300mg of Isoniazid in a rapidly dissolving film as an anti-tuberculosis treatment option. Oak is currently in the application process for Phase II of the SBIR program to continue its research and development and focus on manufacturing scale up, clinical trials and commercialization.

CURE Pharmaceutical Holding Corp (the “Company”), formally known as Makkanotti Group Corp, was incorporated in the State of Nevada on May 15, 2014. The Company was originally formed to engage in the business of manufacturing food paper bags in Nicosia, Cyprus. On November 7, 2016, the Company changed its name to CURE Pharmaceutical Holding Corp.

On November 7, 2016, the Company, in a reverse take-over transaction, acquired CURE Pharmaceutical Corporation (“CURE Pharmaceutical”), a specialty pharmaceutical and bioscience company based in California that specializes in drug delivery technologies, by executing a Share Exchange Agreement and Conversion Agreement (“Exchange Agreement”) by and among the Company and a holder of a majority of the issued and outstanding capital stock of the registrant prior to the closing (the “Majority Stockholder”), on the one hand, and CURE Pharmaceutical a California corporation, all of the shareholders of CURE Pharmaceutical’s issued and outstanding share capital (the “CURE Pharm Shareholders”) and the holders of certain convertible promissory notes of CURE Pharmaceutical (“CURE Pharm Noteholders”), on the other hand. Hereinafter, this share exchange transaction is described as the “Share Exchange.” As a result of the Share Exchange, CURE Pharmaceutical became a wholly owned subsidiary of the Company, and the CURE Pharm Shareholders and CURE Pharm Noteholders became the controlling shareholders of the Company.

For accounting purposes, CURE Pharmaceutical shall be the surviving entity. The transaction is accounted for using the reverse acquisition method of accounting. As a result of the recapitalization and change in control, CURE Pharmaceutical is the acquiring entity in accordance with ASC 805, Business Combinations.

CURE Pharmaceutical Holding Corp is a specialty pharmaceutical and bioscience company with a focus in drug delivery technologies. CURE leverages novel drug delivery technologies to develop and commercialize new applications of proven therapeutics through Oral Thin Film (“OTF”) via our proprietary patented CUREFilm™ Technology as well as through transdermal applications. Our micro encapsulation of drug actives in our CUREFilm™ Technology allows for a higher volume of an active and if required, multiple actives to be produced on a single oral thin film strip.

The Company is focused on partnering with pharmaceutical and biotech companies seeking to deliver drug actives utilizing and benefitting from our proprietary OTF and transdermal applications and when preferable to take our own products from clinical process to commercialization. We are focused on both the human and veterinary prescription, OTC and nutraceutical markets. CURE represents the complete solution for OTF drug delivery therapeutics from inception to finished product utilizing our CGMP/FDA registered manufacturing facility and processes.

In July 2017, the Company, Therapix Biosciences Ltd. (“Therapix”), a specialty clinical-stage pharmaceutical company dedicated to the development of cannabinoid-based drugs headquartered in Israel, and Assuta Medical Centers, Ltd., a medical services center located in Israel, entered into a nonbinding memorandum of understanding to collaborate to advance, research, develop and commercialize potential therapeutic products in the fields of personalized medicine and cannabinoids. On October 27, 2017, the Company entered into a development agreement with Therapix where the Company will formulate and develop pharmaceutical products using Therapix’s proprietary compounds while utilizing the Company’s proprietary OTF technology.

Consistent with our mission of improving the lives of all people in need, regardless of geography or economic status, we have made our technology available to a private company, Oak Therapeutics (“Oak”), that is developing novel drug formulations for patients in developing nations (“Territory”). On November 10, 2017, we received 269,000 shares of Oak as consideration for an exclusive license to our patents rights in the Territory, along with a royalty-free non-exclusive license to any improvements made by Oak. As a result of this transaction, we own approximately 63% of Oak’s outstanding shares and have consolidated Oak’s financial statements as of the fourth quarter 2017. Oak has completed a Phase I Small Business Innovative Research Contract (“SBIR”) from the National Institutes of Health to develop a formulation for 300mg of Isoniazid in a rapidly dissolving film as an anti-tuberculosis treatment option. Oak is currently in the application process for Phase II of the SBIR program to continue its research and development and focus on manufacturing scale up, clinical trials and commercialization.